PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2022	2021

Receivables from governmental authorities	$55	$218
Prepaid expenses	310	473
Other	-	30

	$365	$721